Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2021	$ 581,397	$ 1,163,153	$ 92,855	$ (220)	$ (39,791)	$ 12,969	$ (647,569)
Loss for the period	(91,347)						(91,347)
Other comprehensive income/(loss)	(231)			(322)	91
Total comprehensive income/(loss) for the period	(91,578)			(322)	91		(91,347)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,928	1,928
Transactions with owners in their capacity as owners	1,928	1,928
Tax credited / (debited) to equity	(239)		(239)
Transfer of exercised options		228	(228)
Share-based payment expense for the year	5,536		5,536
Increase (decrease) in equity	5,297	228	5,069			0
Ending balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Loss for the period	(81,889)						(81,889)
Other comprehensive income/(loss)	(574)			(1)	(573)
Total comprehensive income/(loss) for the period	(82,463)			(1)	(573)		(81,889)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	83,814	83,814
Transactions with owners in their capacity as owners	83,814	83,814
Tax credited / (debited) to equity	(212)		(212)
Share-based payment expense for the year	3,655		3,655
Increase (decrease) in equity	3,443	0	3,443			0
Ending balance at Jun. 30, 2023	501,838	1,249,123	101,367	(543)	(40,273)	12,969	(820,805)
Loss for the period	(87,956)						(87,956)
Other comprehensive income/(loss)	(692)			(743)	51
Total comprehensive income/(loss) for the period	(88,648)			(743)	51		(87,956)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	60,486	60,486
Contributions of equity for unissued ordinary shares, net of transaction costs	1,000	1,000
Transactions with owners in their capacity as owners	61,486	61,486
Tax credited / (debited) to equity	(191)		(191)
Transfer of exercised options		204	(204)
Share-based payment expense for the year	5,870		5,870
Increase (decrease) in equity	5,679	204	5,475
Ending balance at Jun. 30, 2024	$ 480,355	$ 1,310,813	$ 106,842	$ (1,286)	$ (40,222)	$ 12,969	$ (908,761)